UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED ON FEBRUARY 14, 2003.

Report for the Calendar Year or Quarter Ended:  September 29, 2002

Check here if Amendment [ X ]; Amendment Number:      1
                                                 -------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                          International Specialty Products Inc.
Address:                       300 Delaware Avenue, Suite 303
                               Wilmington, Delaware  19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Richard A. Weinberg
Title:                         Executive Vice President and General Counsel
Phone:                         973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg            Wayne, New Jersey       February 18, 2003
-----------------------------     ---------------------    ------------------
     [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:        $229,563
                                              (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                Name
---       --------------------                ----

2                   028-06621             ISP Investco LLC

3                   028-06623             International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1             Column 2      Column 3        Column 4         Column 5      Column 6       Column 7         Column 8

                      Title                                          Shares
                        Of                           Value             or         Investment     Other           Voting Authority
Name of Issuer        Class         CUSIP         (x $1,000)        Prin Amt      Discretion     Managers     Sole     Shared   None
--------------        -----         -----         ----------        --------      ----------     --------     ----  -  ------   ----
Confidential Treatment Requested by  International Specialty Products Inc
-------------------------------------------------------------------------
AT&T CORP             COM         001957109         185,789       14,780,375SH      DEFINED         2,3              14,780,375
TRW INC               COM         872649108          43,774          740,050SH      DEFINED         2,3                 740,050



                    Column Total                    229,563

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.




As of 9/29/02

